Federated Hermes Corporate Bond Strategy Portfolio Annual Fund Operating Expenses - Federated Hermes Corporate Bond Strategy Portfolio - Federated Hermes Corporate Bond Strategy Portfolio	Dec. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Shareholders must approve any change to the contractual reimbursements. The Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors, Eligible Accounts and Affiliated Funds (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.